Capitalization - Schedule of Company's Authorized Shares (Details) - $ / shares	Jun. 30, 2022	Feb. 18, 2022
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized	100,000,000	0
Shares authorized	1,100,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Common Stock - Class S Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	200,000,000	0
Common stock, par value	$ 0.01	$ 0.01
Common Stock - Class D Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	200,000,000	0
Common stock, par value	$ 0.01	$ 0.01
Common Stock - Class I Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	200,000,000	10,000
Common stock, par value	$ 0.01	$ 0.01
Common Stock - Class F-S Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	100,000,000	0
Common stock, par value	$ 0.01	$ 0.01
Common Stock - Class F-D Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	100,000,000	0
Common stock, par value	$ 0.01	$ 0.01
Common Stock - Class F-I Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	100,000,000	0
Common stock, par value	$ 0.01	$ 0.01
Common Stock - Class E Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	100,000,000	0
Common stock, par value	$ 0.01	$ 0.01